Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (1,488)	$ (2,064)		$ (2,966)	$ (1,139)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1		[1]	1	1
Stock-based compensation	1,245	33		19	65
Change in fair value of marketable equity securities	32
Amortization of discounts resulting from beneficial conversion feature and derivative liability and debt issuance costs related to convertible loans		729		1,122	122
Accrued interest on convertible loans	40	33		47	16
Amortization of premium related to convertible loans	(1,338)
Loss from extinguishment of convertible loans (Note 8)				61
Change in the fair value of derivative liability for Right to Future Investment		246		253	(76)
Increase in license purchase obligation	150			3	38
Change in the fair value of license purchase obligation		1
Change in:
Other current assets	(100)	(28)		(33)	2
Account receivables	(7)
Trade payables	41	30		30	(6)
Other accounts payable	46	37		(40)	103
License purchase obligation				146
Net cash used in operating activities	(1,378)	(983)		(1,357)	(874)
Cash flows from investing activities
Purchase of property and equipment	(2)	(2)		(4)	(1)
Proceeds from sale of marketable equity securities	257
Restricted bank deposit	12
Net cash provided by (used in) investing activities	267	(2)		(4)	(1)
Cash flows from financing activities
Proceeds from loans from controlling shareholder		82		82	117
Proceeds from issuance of convertible loan, net of issuance costs		620		625	508
Payment of license purchase obligation	(150)	(154)
Proceeds from issuance of shares with respect to exercise of PIPE Warrants and right for future investment	1,145
Proceeds from issuance of units consisting of common stock and warrants (Note 12c)				966
Proceeds from issuance of units consisting of ordinary shares and detachable warrants, net of issuance costs		963		21
Repayment of license purchase obligation				(156)	(152)
Net cash provided by financing activities	995	1,511		1,538	473
Foreign currency translation adjustments on cash and cash equivalents		18		10	7
Increase in cash and cash equivalents	(116)	544		187	(395)
Cash and cash equivalents at the beginning of the period	215	28		28	423
Cash and cash equivalents at the end of the period	99	572		215	28
Supplemental disclosure of non-cash financing activities:
Reclassification of derivative liability for Right to Future Investment into equity		280		280
Acquisition of marketable equity securities as part of the recapitalization (Note 1d)				$ 298
Conversion of bridge loans from controlling shareholder to convertible loans		$ 206

[1]	Representing an amount of less than $1